As filed with the Securities and Exchange Commission on March xx, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22506

2010 Swift Mandatory Common Exchange Security Trust
(Exact name of registrant as specified in charter)

c/o U.S. Bank National Association, Corporate Trust Services
101 N. 1st Avenue, Suite 1600, Phoenix, AZ 85003
(Address of principal executive offices) (Zip code)

Donald J. Puglisi
c/o U.S. Bank National Association, Corporate Trust Services
101 N. 1st Avenue, Suite 1600, Phoenix, AZ 85003
(Name and address of agent for service)

(602) 257-5433
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  December 31, 2011

Item 1. Reports to Stockholders.

2010 Swift Mandatory Common Exchange Security Trust

Annual Report

Financial Statements as of and for the year ended
December 31, 2011

Table of Contents

Allocation of Portfolio Assets…………………………………………………………	1
Financial Statements:
Schedule of Investments………………………………………………………...…	2
Statement of Assets and Liabilities………………………………………………...	3
Statement of Operations……………………………………………………………	4
Statement of Changes in Net Assets……………………………………………….	5
Statement of Cash Flows…………………………………………………………..	6
Financial Highlights………………………………………………………………..	7
Notes to Financial Statements……………………………………………………...	8
Report of Independent Registered Public Accounting Firm…………………………..	12
Additional Information………………………………………………………………..	13
Trustees and Officers………………………………………………………………….	14

2010 Swift Mandatory Common Exchange Security Trust
Schedule of Investments
December 31, 2011

	Maturity	Par
Security Description	Date	Value	Cost	Fair Value

Stripped United States Treasury Securities - 14.55%*
Stripped United States Treasury Security	2/15/2012	3,934,651	$3,932,781	$3,934,565
Stripped United States Treasury Security	5/15/2012	3,934,651	3,929,564	3,934,230
Stripped United States Treasury Security	8/15/2012	3,934,651	3,921,309	3,932,239
Stripped United States Treasury Security	11/15/2012	3,934,651	3,914,588	3,931,164
Stripped United States Treasury Security	2/15/2013	3,934,651	3,904,402	3,926,514
Stripped United States Treasury Security	5/15/2013	3,934,651	3,892,973	3,926,125
Stripped United States Treasury Security	8/15/2013	3,934,651	3,881,041	3,917,972
Stripped United States Treasury Security	11/15/2013	3,934,651	3,865,677	3,913,392
Total Stripped United States Treasury Securities			31,242,335	31,416,201

Forward Purchase Contracts - 85.45%*
Forward Purchase Contracts for Swift Transportation
Company Class A Common Shares			207,243,159	184,570,858
Total Forward Purchase Contracts			207,243,159	184,570,858

Total Investments - 100.00%*			$238,485,494	215,987,059
Other Assets in Excess of Liabilities - 0.00%*				4,131
TOTAL NET ASSETS - 100.00%*				$215,991,190

Footnotes
* Percentages are stated as a percent of net assets.

The accompanying Notes to Financial Statements are an integral part of these documents.

2010 Swift Mandatory Common Exchange Security Trust
Statement of Assets and Liabilities
December 31, 2011

Assets:
Investments in U.S. Treasury Securities, at fair value (cost $31,242,335)	$31,416,201
Investment in Forward Purchase Contracts, at fair value (cost $207,243,159)	184,570,858
Total investments	215,987,059
Cash	3,938,781
Restricted cash	483,078
Total Assets	220,408,918

Liabilities
Advanced funding of expense reimbursement	483,078
Distributions payable	3,934,650
Total Liabilities	4,417,728

Net Assets	$215,991,190

Net Assets Consist of:
$0.66 Trust Issued Mandatory Common Exchange Securities ("Securities"),
no par value; 23,846,364 shares issued and outstanding	$238,489,625
Net unrealized depreciation on investments	(22,498,435)
Net Assets	$215,991,190
Net Asset Value per share	$9.06

The accompanying Notes to Financial Statements are an integral part of these documents.

2010 Swift Mandatory Common Exchange Security Trust
Statement of Operations
For the year ended December 31, 2011

Investment Income
Interest income	$217,223
Total Investment Income	217,223

Expenses
Administration, custody and transfer agent fees	101,931
Professional fees	207,020
Directors' fees	20,000
Total Expenses	328,951
Reimbursement by Sellers	(328,951)
Net Expenses	-

Net investment income	217,223
Net change in unrealized depreciation on investments	(74,555,911)
Net Decrease in Net Assets Resulting from Operations	$(74,338,688)

The accompanying Notes to Financial Statements are an integral part of these documents.

2010 Swift Mandatory Common Exchange Security Trust
Statements of Changes in Net Assets
	For the year ended December 31, 2011	For the period from December 21, 2010(1) through December 31, 2010

Change in Net Assets Resulting from Operations:
Net investment income	$217,223	$6,687
Net change in unrealized appreciation (depreciation) on investments	(74,555,911)	52,057,476
Net Increase (Decrease) in Net Assets Resulting from Operations	(74,338,688)	52,064,163

Distributions Paid to Securities Holders:
Net Investment Income	(19,752)	-
Tax Return of Capital to Securities Holders	(16,155,237)	-
Change in Net Assets from Distributions Paid to Securities Holders	(16,174,989)	-

Change in Net Assets Resulting from Capital Transactions:
Gross proceeds from the sale of Trust Securities	12,310,001	250,000,003
Selling commissions	(369,300)	(7,500,000)
Net Increase in Net Assets Resulting from Capital Transactions	11,940,701	242,500,003

Net Increase (Decrease) in Net Assets	(78,572,976)	294,564,166
Net Assets, Beginning of Period	294,564,166	-
Net Assets, End of Period	$215,991,190	$294,564,166

(1) Commencement of operations.

The accompanying Notes to Financial Statements are an integral part of these documents.

2010 Swift Mandatory Common Exchange Security Trust
Statement of Cash Flows
For the year ended December 31, 2011

Cash Flows from Operating Activities:
Maturity of U.S. Treasury Securities	$16,179,120
Purchases of U.S. Treasury Securities	(2,216,746)
Purchase of Forward Purchase Contracts	(9,723,955)
Net Cash Provided by Operating Activities	4,238,419
Cash Flows from Financing Activities:
Proceeds from the sale of Securities, net of selling commissions	11,940,701
Distributions to Securities holders	(12,240,339)
Net Cash Used in Financing Activities	(299,638)

Net Increase in Cash	3,938,781
Cash - Beginning of Year	-
Cash - End of Year	$3,938,781

Reconciliation of Net Decrease in Net Assets Resulting from Operations to
Net Cash Provided by Operating Activities:
Net decrease in net assets resulting from operations	$(74,338,688)
Net change in unrealized depreciation on investments	74,555,911
Discount accretion of U.S. Treasury Securities	(217,223)
Maturity of U.S. Treasury Securities	16,179,120
Purchases of U.S. Treasury Securities	(2,216,746)
Purchases of Forward Purchase Contracts	(9,723,955)
Decrease in advanced fundings of expense reimbursement	(239,922)
Decrease in restricted cash	239,922
Net Cash Provided by Operating Activities	$4,238,419

The accompanying Notes to Financial Statements are an integral part of these documents.

2010 Swift Mandatory Common Exchange Security Trust
Financial Highlights
	For the year ended December 31, 2011		For the period from December 21, 2010(1) through December 31, 2010

Per Share Operating Performance:
Beginning net asset value	$12.96		$11.00
Initial selling commissions	-		(0.33)

Beginning net asset value, net of initial selling commission	12.96		10.67

Income From Investment Operations:
Net investment income	0.01		-
Net realized and unrealized gain (loss) on investments	(3.13)		2.29

Total Gain (Loss) from Investment Operations	(3.12)		2.29

Distributions to Securities Holders
Net Investment Income	-		-
Return of Capital to Securities Holders	(0.68)		-

Total Distributions	(0.68)		-

Impact of shares issued under the Greenshoe Option	(0.10)		-

Ending Net Asset Value	$9.06		$12.96

Total Return	(25.49)%	(6)	21.46%	(2) (6)

Supplemental Data and Ratios:
Net assets, end of period	$215,991,190		$294,564,166
Ratio of expenses to average net assets, before reimbursement	0.12%	(3)	0.08%	(3) (4)
Ratio of expenses to average net assets, after reimbursement	0.00%	(3)	0.00%	(3) (4)
Ratio of net investment income to average net assets, after reimbursement	0.08%		0.09%	(4)
Portfolio turnover rate	0.00%	(5)	0.00%	(5)

(1) Commencement of operations.
(2) Not annualized.
(3) The Trust is not responsible for any expenses related to its ongoing operations. See Note 4 for additional information.
(4) Annualized ratios of expenses and net investment income calculated using the average of net assets upon commencement and at end of period, as well as annualized income and expense amounts, with the exception of non recurring amounts such as organizational costs and other one time fees.
(5) No investments were sold during the period.
(6) Excludes the impact of selling commissions.

The accompanying Notes to Financial Statements are an integral part of these documents.

2010 Swift Mandatory Common Exchange Security Trust

NOTES TO FINANCIAL STATEMENTS
As of and for the year ended December 31, 2011

1.	Organization
The 2010 Swift Mandatory Common Exchange Security Trust ("Trust") was established on December 8, 2010 and is registered as a non-diversified, closed-end investment company under the Investment Company Act of 1940, as amended (the "Act"). The Trust commenced operations on December 21, 2010.  In December 2010, the Trust sold $0.66 Trust Issued Mandatory Common Exchange Securities ("Securities") to qualified institutional buyers in reliance on Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”). In January 2011, the Greenshoe Option of the Trust was exercised, where additional Securities were issued under the same terms as the initial offering.  The Securities have not been registered for offering under the Act in reliance on the non-public offering exemption provided by Section 4(2) of the Securities Act.  The Trust used the net offering proceeds to purchase a portfolio comprised of U.S. Treasury securities and Forward Purchase Contracts (the “Contracts”) for shares of Class A common stock of Swift Transportation Company (the "Company"), a Delaware corporation. The counterparties to the Contracts are certain existing shareholders of the Company and their affiliates (the “Sellers”).  Under the terms of the Contracts, at the Sellers’ discretion, the Trust will exchange each Security for either (i) between 0.8163 of a share and 1.000 share of the Company’s common stock, or (ii) cash equal to the value of the shares of the Company’s common stock on the Exchange Date, December 31, 2013. The Trust will thereafter terminate.

The Trust has entered into an Administration Agreement with U.S. Bank National Association (the "Administrator") to provide administrative services to the Trust.

2.	Significant Accounting Policies

A. Basis of Accounting
The accompanying financial statements of the Trust have been prepared on an accrual basis in conformity with U.S. generally accepted accounting principles (U.S. GAAP).

B. Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, recognition of distribution income and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

C. Investment Valuation
Investments are carried at fair value.  The Trust will use the following valuation methods to determine fair value for investments for which market quotations are available, or if not available, the fair value as determined in good faith pursuant to such policies and procedures approved by the Trust’s Board of Trustees (“Board of Trustees”) from time to time.  The valuation of the portfolio securities of the Trust currently includes the following processes:

(i)
the U.S. Treasury securities held by the Trust will be valued at the mean between the last current bid and asked prices or, if quotations are not available, as determined in good faith by the Board of Trustees,
and
(ii)
the Contracts will be valued on the basis of an indicative bid price received by the Trust for the Contracts, or any portion of the Contract covering not less than 1,000 shares, from an independent broker-dealer firm unaffiliated with the Trust to be named by the Board of Trustees who is in the business of making bids on financial instruments similar to the Contract and with comparable terms, or if such a bid quotation is not available, as determined in good faith by the Board of Trustees.

2010 Swift Mandatory Common Exchange Security Trust

NOTES TO FINANCIAL STATEMENTS
As of and for the year ended December 31, 2011

D. Security Transactions and Investment Income
Securities transactions are accounted for as of the date the securities are purchased and sold (trade date).  Interest income is recorded as earned and includes accrual of discount calculated on the effective yield method.  Unrealized gains and losses are accounted for on the specific identification method.

E. Forward Purchase Contracts
On December 21, 2010, the Trust entered into nine Contracts, which are derivative instruments, with the Sellers and paid to the Sellers $197,519,204 in connection therewith.  On January 20, 2011, the Trust entered into an additional Contract with certain of the Sellers and paid $9,723,955 in connection therewith.  Pursuant to the Contracts, the Sellers are obligated to deliver to the Trust a specified number of shares of the Company’s common stock on December 31, 2013 (the "Exchange Date") so as to permit the holders of the Security to exchange on the Exchange Date each of their shares of the Security for between 0.8163 of a share and 1 share of the Company’s common stock or cash equal to the value of these shares on this date.

At December 31, 2011, the Contracts had the following value:
	Exchange Date	Cost of Contract	Contract Fair Value	Unrealized Depreciation
Forward Contracts for Class A common shares of Swift Transportation Company	12/31/2013	$207,243,159	$184,570,858	$22,672,301

The cost and value of the Contracts are included in investments, at fair value in the Statement of Assets and Liabilities.  The unrealized appreciation is included in the net change in unrealized appreciation in the Statement of Operations.

The Sellers’ obligations under the Contracts are collateralized by shares of the Company’s Class B common stock which are being held in the custody of the Trust’s Custodian, U.S. Bank National Association.  These Class B shares will automatically convert to Class A shares of the Company upon transfer to the Trust per the terms of the Forward Contracts.  At December 31, 2011, the Custodian held 23,846,364 shares of the Company’s Class B common stock with an aggregate value of $196,494,039.

3.	Recently Issued Accounting Pronouncements
In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”).  ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs.  ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.  The Trust is currently evaluating the impact of these amendments and does not believe they will have a material impact on the Trust’s financial statements.

4.	Expenses
The Sellers’ have taken on the responsibility to pay all fees and expenses relating to the offering and operation of the Trust including, but not limited to, organizational costs, offering costs, trustee fees, and administration fees.  The Trust is not responsible for any fees associated with the Trust’s ongoing operations.  In connection with its agreement, the Sellers contributed $855,000 in cash to the Trust to cover current and future operating expenses, as well as organizational costs.  As of December 31, 2011 $483,078 remained of this advanced funding of reimbursed expenses, which is presented as restricted cash on the accompanying Statement of Assets and Liabilities.

2010 Swift Mandatory Common Exchange Security Trust

NOTES TO FINANCIAL STATEMENTS
As of and for the year ended December 31, 2011

5.	Distributions
Security holders are entitled to receive distributions from the maturity of the U.S. Treasury Strips of $0.1650 per quarter (except for the first distribution on March 31, 2011 which was $0.1833), payable quarterly which commenced March 31, 2011.  Distributions to Security holders for the year ended December 31, 2011 were $16,174,989.  There were no distributions to Security holders paid during the period from December 21, 2010 through December 31, 2010.

6.	Federal Income Taxation
The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.  Specifically, the Trust is a grantor trust under the U.S. federal income tax laws and as such, Security holders will be treated as if each holder owns directly its proportionate share of the assets held by the Trust.

As of December 31, 2011, net unrealized depreciation of investments, based on cost for Federal income tax purposes, aggregated $22,294,277, of which $378,024 and $22,672,301 related to appreciated and depreciated investments, respectively.  The cost of investments for Federal income tax purposes was $238,281,336 at December 31, 2011.

The amount of distributions from net investment income are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.  These differences may be either temporary or permanent.  Differences are reclassified within the capital accounts based on their federal tax-basis treatment.  Key differences in the Trust include the method for recognizing interest income on discounts on Treasury securities.  During 2011, $204,158 in book-to-tax differences were reclassified from accumulated net investment income to paid in capital.

The Trust records the impact of an uncertain tax position to the financial statements when an analysis indicates that the tax position taken is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position.  Based on the analysis, there were no tax positions identified which did not meet the “more likely than not” standard as of and for the year ended December 31, 2011.

7.	Fair Value Measurements
The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for identical assets or liabilities.

Level 2: Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

Level 3: Unobservable inputs that are not corroborated by market data.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

2010 Swift Mandatory Common Exchange Security Trust

NOTES TO FINANCIAL STATEMENTS
As of and for the year ended December 31, 2011

		Fair Value Measurements at December 31, 2011 Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	December 31, 2011	(Level 1)	(Level 2)	(Level 3)
Other
U.S. Treasury Securities	$31,416,201	$31,416,201	$-	$-
Total Other	31,416,201	31,416,201	-	-
Derivative Instruments
Forward Purchase Contracts	184,570,858	-	-	184,570,858
Total Derivative Instruments	184,570,858	-	-	184,570,858
Total	$215,987,059	$31,416,201	$-	$184,570,858

Fair Value Measurements Using Significant Unobservable Inputs (Level 3) for Investments for the year ended December 31, 2011
Fair Value Beginning Balance	$249,545,458
Unrealized Losses	(74,698,555)
Purchases	9,723,955
Transfers Out of Level 3	-
Fair Value Ending Balance	$184,570,858

During the year ended December 31, 2011, there were no transfers between Level 1, Level 2 and Level 3.  The change in unrealized losses during 2011 attributed to Level 3 securities still held as of December 31, 2011 was $74,698,555.

8.	Investment Transactions
For the year ended December 31, 2011, the Trust purchased U.S. Treasury Securities (at cost) and a Contract (at cost) in the amount of $2,216,746 and $9,723,955, respectively.  During the year ended December 31, 2011, $16,179,120 in U.S. Treasury Securities matured.  The proceeds were used by the Trust to make distributions to Securities holders.  The Trust did not sell any securities during the year ended December 31, 2011.

9.	Capital Share Transactions
During the period from December 21, 2010 through December 31, 2010, the Trust sold 22,727,273 Securities to qualified institutional buyers in reliance on Rule 144A under the Securities Act and received net proceeds of $242,500,003 ($250,000,003 net of selling commissions of $7,500,000).  On January 20, 2011, the Greenshoe Option of the Trust was exercised.  The subsequent issue called for an additional 1,119,091 Trust Securities to be issued for a total cost of $11,940,701 ($12,310,001 net of selling commissions of $369,300).  As of December 31, 2011, there were 23,846,364 Securities issued and outstanding.

10.	Subsequent Events
The Trust has performed an evaluation of subsequent events through February 23, 2012, the date the financial statements were available to be issued.  No subsequent events or transactions had occurred that would have materially impacted the financial statements as presented.

2010 Swift Mandatory Common Exchange Security Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
2010 Swift Mandatory Common Exchange Securities Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the 2010 Swift Mandatory Common Exchange Securities Trust (the “Trust”), as of December 31, 2011, and the related statements of operations and cash flows for the year then ended and the statements of changes in net assets and financial highlights for the year then ended, and the period from December 21, 2010 (commencement of operations) through December 31, 2010. These financial statements and financial highlights are the responsibility of the Trust’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and counterparties to the securities agreements.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the 2010 Swift Mandatory Common Exchange Securities Trust as of December 31, 2011, and the results of its operations and cash flows for the year then ended and the changes in net assets and financial highlights for the year then ended and the period from December 21, 2010 through December 31, 2010, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Los Angeles, California
February 23, 2012

2010 Swift Mandatory Common Exchange Security Trust

ADDITIONAL INFORMATION (Unaudited)
December 31, 2011

Form N-Q
The Trust files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q.  The Trust’s Form N-Q and Form N-2 will be available on or before their respective filing dates without charge by visiting the SEC’s Web site at www.sec.gov.  In addition, you may review and copy the Trust’s Form N-Q at the SEC’s Public Reference Room in Washington D.C.  You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Form N-2 Fee Table
The Trust filed Form N-2 with the SEC on March 3, 2011.  In response to comments received from the SEC on the initial filing of Form N-2, a revised fee table under Item 3 of the Form N-2 is being presented for the Trust below.

Investor Transaction Expenses
Maximum Initial Purchaser Compensation (as a percentage of Initial Offering Price)(a)	3.00%
Dividend Reinvestment and Cash Purchase Plan Fees	N/A
Annual Expenses (as a percentage of the Trust’s net assets)
Dividend Reinvestment and Cash Purchase Plan Fees	N/A
Management Fees(b)	0.00%
Other Expenses(c)	0.12%
Total Annual Expenses(c)	0.12%
Less: Expense Reduction(c)	0.12%
Net Expenses(c)	0.00%

(a)           The Trust paid Morgan Stanley & Co. Incorporated, Merrill Lynch, Pierce, Fenner & Smith Incorporated, Wells Fargo Securities, LLC, Deutsche Bank Securities Inc., and UBS Securities LLC (the “Initial Purchasers”) $0.33 for each Security sold in the offering.  This amount was effectively borne by Jerry Moyes, the Chief Executive Officer and principal stockholder of Swift Transportation Company, Jerry and Vickie Moyes, jointly, the Jerry and Vickie Moyes Family Trust Dated 12/11/87, the Todd Moyes Trust Dated 4/27/07, the Hollie Moyes Trust Dated 4/27/07, the Chris Moyes Trust Dated 4/27/07, the Lyndee Moyes Nester Trust Dated 4/27/07, the Marti Lyn Moyes Trust Dated 4/27/07 and the Michael J. Moyes Trust Dated 4/27/07 (collectively, the “Sellers”), because the amount paid to the Sellers under the Contracts was reduced by the aggregate discount.

(b)           The Trust is internally managed by its Trustees; consequently, there are no separate investment advisory fees paid by the Trust.  U.S. Bank National Association serves as the administrator of the Trust.

(c)           The Sellers paid the organizational costs of the Trust in the amount of $25,000, compensation and expenses payable to the Trust’s administrator, custodian, collateral agent, paying agent and Trustees in the amount of $455,000 and approximately $400,000 in costs in connection with the offering of the Securities, for a total of $880,000 (an estimated $293,333 of which would be allocated to each year of the Trust’s existence).  The Sellers also pay ongoing expenses of the Trust, estimated to be approximately $400,000 (or approximately $133,333 on an annualized basis) over the term of the Trust, as well as any unanticipated operating expenses of the Trust. Absent these arrangements, the Trust’s “Total Annual Expenses” would be approximately 0.12358% of the Trust’s average net assets for the year ended December 31, 2011.

2010 Swift Mandatory Common Exchange Security Trust
Trustees and Officers (Unaudited)
Name, Address and Date of Birth	Position(s)	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees:

Donald J. Puglisi	Managing	Duration of Trust, terminate automatically on January 14, 2014	Managing Director, Puglisi & Associates, 1973 to Present	1	Trustee, FundVantage Trust; Managing Trustee, 2009 Dole Food Automatic Commonn Exchange Security Trust.
Puglisi & Associates	Trustee
850 Library Avenue, Suite 204
Newark, DE 19711
Born 1945		Since Inception

William R. Latham III	Trustee	Duration of Trust, terminate automatically on January 14, 2014	Associate Professor of Economics, University of Delaware, 1971 to Present	1	Trustee, 2009 Dole Food Automatic Commonn Exchange Security Trust.
Department of Economics
University of Delaware
Newark, DE 19716
Born 1944		Since Inception

James B. O'Neill	Trustee	Duration of Trust, terminate automatically on January 14, 2014	Professor of Economics, University of Delaware, 1971 to Present	1	Trustee, 2009 Dole Food Automatic Commonn Exchange Security Trust.
Department of Economics
University of Delaware
Newark, DE 19716
Born 1939		Since Inception

Trustee Qualifications

Donald J. Puglisi holds a doctoral degree with a major in finance and was a Professor of Finance at the University of Delaware for 30 years.  His primary areas of teaching and research were securities analysis, portfolio management, and financial instruments, markets, and institutions, areas in which he has published widely.  He has over 25 years of experience as an independent manager or director of special purpose finance vehicles and 15 years of experience as a trustee of trusts similar to the Trust, all of which are registered as investment companies.

William R. Latham III holds a doctorate in economics.  He has over 20 years of experience as an independent director or manager of special purpose finance vehicles and 15 years of experience as a trustee of trusts similar to the Trust, all of which are registered as investment companies.

James B. O’Neill holds a doctorate in economics and is a nationally recognized authority on economic education and has served as the Director of the Center for Economic Education and Entrepreneurship at the University of Delaware for 40 years.  He has over 20 years of experience as an independent manager or director of special purpose finance vehicles and 15 years of experience as a trustee of trusts similar to the Trust, all of which are registered as investment companies.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is incorporated by reference to the Registrant’s Form N-CSR filed March 4, 2011.

Item 3. Audit Committee Financial Expert.

The registrant’s board of board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Donald J. Puglisi is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  “Other services” provided by the principal accountant were fees related to the initial organization of the Trust.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant. The Trust is not responsible for any fees and expenses associated with its ongoing operations. A third-party has taken on the responsibility of all fees and expenses related to the Trust’s on-going operations.

	FYE 12/31/2011	FYE 12/31/2010
Audit Fees	$50,000	$50,000
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentages of fees billed by KPMG LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2011	FYE 12/31/2010
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/2011	FYE 12/31/2010
Registrant	None	None
Registrant’s Investment Adviser	None	None

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

2010 SWIFT MANDATORY COMMON EXCHANGE SECURITY TRUST

Proxy Voting Policies and Procedures

I.	INTRODUCTION

The 2010 Swift Mandatory Common Exchange Security Trust (the “Company”) is the beneficial owner of its portfolio securities.  The Company’s Board of Trustees (the “Board”), acting on behalf of the Company, has the right and the fiduciary obligation to vote proxies relating to the Company’s portfolio securities in a manner consistent with the best interests of the Company and its stockholders.  Accordingly, the Board has adopted these Proxy Voting Policies and Procedures with respect to voting proxies relating to portfolio securities held by the Company (“Policies and Procedures”).

II.	FIDUCIARY DUTY

The right to vote proxies with respect to portfolio securities held by the Company is an asset of the Company.  The members of the Board (the “Trustees”) act as a fiduciary of the Company and must vote proxies in a manner consistent with the best interest of the Company and its stockholders.

III.	PROXY VOTING PROCEDURES

A. Annual Review of Proxy Voting Policies.  At least annually, the Board shall review the Company’s Policies and Procedures.

B.  Annual Review of Proxy Voting Record.  At least annually, the Board shall review the record of each proxy voted with respect to portfolio securities held by the Company during the year.  With respect to any proxies that present a conflict of interest, the Board shall consider the nature of the conflict of interest and how that conflict was resolved with respect to the voting of the proxy.  For this purpose, a “conflict of interest” shall be deemed to occur when a Trustee has a financial interest in a matter presented by a proxy to be voted on behalf of the Company, which may compromise the Trustee’s independence of judgment and action in voting the proxy.

C. Resolution of Conflicts of Interest.  Where a proxy proposal raises a material conflict of interest between the interests of a Trustee and those of the Company, the Board shall resolve such conflict by (1) requesting that the Trustee recues himself from Board deliberations on how the proxy should be voted, or (2) voting the proxy in accordance with a pre-determined policy relating to the manner of voting various types of proxy proposals.

IV.	ANNUAL FILING OF PROXY VOTING RECORD

The Company shall file by August 31 of each year an annual report of each proxy voted with respect to portfolio securities held by the Company during the twelve-month period ended June 30 on Form N-PX.

V.	PROXY VOTING DISCLOSURES

A.  The Company shall include in its Form N-CSR (certified shareholder report) a description of these Policies and Procedures.

B.  The Company shall include in its Annual and Semi-Annual Reports to shareholders:

1.
A statement that a description of these Policies and Procedures is available without charge, upon request, by calling the Company’s toll-free telephone number or through a specified Internet address, and on the SEC website.

2.
A statement that information regarding how the Company voted proxies relating to portfolio securities held by the Company during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Company’s toll-free telephone number (or through a specified Internet address or both) and on the SEC website.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. The Trust has no portfolio managers and does not participate in active trading.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 7/1/11-7/31/11	0	0	0	0
Month #2 8/1/11-8/31/11	0	0	0	0
Month #3 9/1/11-9/30/11	0	0	0	0
Month #4 10/1/11-10/31/11	0	0	0	0
Month #5 11/1/11-11/30/11	0	0	0	0
Month #6 12/1/11-12/31/11	0	0	0	0
Total:	0	0	0	0
*Footnote the date each plan or program was announced, the dollar amount (or share or unit amount) approved, the expiration date (if any) of each plan or program, each plan or program that expired during the covered period, each plan or program registrant plans to terminate or let expire.

Item 10. Submission of Matters to a Vote of Security Holders.

 Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s Managing Trustee has reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15 (b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)  (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed March 4, 2011.

 (2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

 (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  None.

(b)  Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.  Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  2010 Swift Mandatory Common Exchange Security Trust

By (Signature and Title) /s/ Donald J. Puglisi
                                                 Donald J. Puglisi, Managing Trustee

Date    March 1, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Donald J. Puglisi
                                                 Donald J. Puglisi, Managing Trustee

Date    March 1, 2012